Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents

(a) Restricted cash

	March 31, 2023	March 31, 2022	March 31, 202 1
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	1,194,787	792,035	400,971
Total restricted cash	1,194,787	792,035	400,971
(b) Non restricted cash
Current
Cash and bank balances	3,650,446	3,781,978	5,101,083

Total cash (a+b)	4,845,233	4,574,013	5,502,054
Bank overdraft used for cash management purposes	(951,504)	(371,995)	(123,666)
Cash and cash equivalents for the statement of cash flows	3,893,729	4,202,018	5,378,388